Fixed Assets - Components of Fixed Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 20,179	$ 20,272
Property plant and equipment, net	8,173	8,293
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	181	198
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	2,740	2,719
Accumulated depreciation	(1,310)	(1,223)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	17,258	17,355
Accumulated depreciation	$ (10,696)	$ (10,756)